Share-Based Payment Arrangements - Summary of Outstanding RSUs (Detail) - Restricted Share Units [Member] shares in Thousands	6 Months Ended
Jun. 30, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance - Number of unvested restricted share units	64,646
Granted - Number of unvested restricted share units	96,766
Vested - Number of unvested restricted share units	(15,693)
Canceled and forfeited - Number of unvested restricted share units	(8,089)
Ending balance - Number of unvested restricted share units	137,630